Leases - Summary of Operating Lease Costs Recognized under ASC 842 and Supplemental Cash Flow Information for Leases (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Fixed lease expense	$ 112	$ 244	$ 278	$ 244
Total lease cost	112	244	278	244
Other information:
Cash paid for amounts included in the measurement of lease liabilities	$ 64	$ 257	257	$ 257
Right-of-use assets obtained in exchange for new operating lease liabilities			$ 1,936